CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 11,732	$ 10,259
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of premises and equipment	1,461	1,341
Net amortization (accretion) of purchase accounting adjustments	37	(42)
Net amortization of securities	815	459
Net realized loss on sale of securities	1,066	0
Proceeds from sale of loans in secondary market	18,972	40,158
Loans disbursed for sale in secondary market	(18,118)	(38,904)
Amortization of mortgage servicing rights	103	126
Impairment (recovery) of mortgage servicing rights	(11)	11
Gain on sale of loans	(946)	(1,391)
Amortization of intangible assets	48	62
Deferred tax (benefit) expense	(130)	12
Provision for loan losses	(419)	2,980
Earnings on bank owned life insurance and annuity assets	(904)	(820)
Loss on sale of other real estate owned	(1)	35
Change in accrued interest receivable	624	(755)
Change in accrued liabilities	(113)	(632)
Change in other assets	(1,079)	(408)
Net cash provided by operating activities	13,137	12,491
Cash flows from investing activities:
Proceeds from sales of securities available for sale	47,666	0
Proceeds from maturities and paydowns of securities available for sale	41,301	36,154
Purchases of securities available for sale	(157,686)	(41,162)
Proceeds from calls and maturities of securities held to maturity	3,700	2,694
Purchases of securities held to maturity	(4,001)	(721)
Proceeds from maturities of certificates of deposit in financial institutions	935	980
Purchases of certificates of deposit in financial institutions	(763)	(1,120)
Redemptions of restricted investments in bank stocks	240	0
Net change in loans	17,181	(78,038)
Proceeds from sale of other real estate owned	49	548
Purchases of premises and equipment	(1,085)	(3,450)
Disposals of premises and equipment	486	13
Proceeds from bank owned life insurance	173	0
Purchases of bank owned life insurance and annuity assets	(550)	(4,583)
Net cash provided by (used in) investing activities	(52,354)	(88,685)
Cash flows from financing activities:
Change in deposits	66,169	172,290
Cash dividends	(4,018)	(4,022)
Purchases of treasury stock	(954)	0
Proceeds from Federal Home Loan Bank borrowings	600	0
Repayment of Federal Home Loan Bank borrowings	(7,789)	(5,093)
Change in other long-term borrowings	0	(405)
Change in other short-term borrowings	(1,060)	(629)
Net cash provided by financing activities	52,948	162,141
Cash and cash equivalents:
Change in cash and cash equivalents	13,731	85,947
Cash and cash equivalents at beginning of year	138,303	52,356
Cash and cash equivalents at end of year	152,034	138,303
Supplemental disclosure:
Cash paid for interest	4,360	6,681
Cash paid for income taxes	2,800	2,050
Transfers from loans to other real estate owned	15	92
Operating lease liability arising from obtaining right-of-use asset	$ 570	$ 0